Foreign Exchange Rates (Detail)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Closing [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.6545	3.9693		3.4384	4.2504
Closing [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.0039	3.3080		3.2591	3.9048
Closing [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0421	0.0360		0.0313	0.0390
Closing [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000191	0.000162		0.000140	0.000174
Closing [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0398	0.0321		0.0318	0.0382
Closing [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2829	0.2687		0.2325	0.2510
Closing [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0661	0.0565		0.0450	0.0832
Closing [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0136	0.0200		0.0197	0.0290
Average Rates [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.2969	3.6089	3.5392	3.8543	4.2158
Average Rates [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.6055	3.1925	3.1750	3.4833	3.8711
Average Rates [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0390	0.0327	0.0320	0.0352	0.0298
Average Rates [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000176	0.000149	0.000146	0.000160	0.000132
Average Rates [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0357	0.0309	0.0307	0.0343	0.0293
Average Rates [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2795	0.2401	0.2406	0.2369	0.2297
Average Rates [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0595	0.0499	0.0493	0.0579	0.0767
Average Rates [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0155	0.0193	0.0192	0.0214	0.0278